Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Schedule of Other Assets

		December 31 2021	December 31 2020
	Note	$	$
Financial assets
Investments held for self-insured liabilities	24	198.3	174.9
Holdbacks on long-term contracts		23.6	25.9
Other		15.5	12.4
Non-financial assets
Investments in joint ventures and associates		7.4	8.3
Other		7.6	11.8
		252.4	233.3
Less current portion - financial		21.4	34.7
Less current portion - non-financial		2.1	7.4
Long-term portion		228.9	191.2

Summary of Fair Value and Amortized Cost
Their fair value and amortized cost are as follows:

	December 31 2021		December 31 2020
	$		$
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost
Bonds	124.4	124.5	115.5	112.6
Equity securities	73.9	55.3	59.4	54.7
Total	198.3	179.8	174.9	167.3

Disclosure of the Bond Portfolio Stated at Fair Value	The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31 2021	December 31 2020
	$	$
Within one year	17.3	31.4
After one year but not more than five years	104.8	77.5
More than five years	2.3	6.6
Total	124.4	115.5